Cash At Bank And Restricted Cash - Disclosure of Restricted Cash (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Cash and cash equivalents [abstract]
Cash from consolidated trust plans	[1]	¥ 11,992,759	¥ 11,072,883	¥ 23,568,112
Deposits for borrowings	[2]	0	507,613	1,478,504
Deposits held on behalf of platform investors	[3]	757,039	616,000	702,018
Others		1,382,236	1,220,119	1,338,087
Restricted cash		¥ 14,132,034	¥ 13,416,615	¥ 27,086,721	¥ 30,928,163

[1]	Cash from consolidated structured entities is the cash held by the Group’s consolidated structured entities either received from investors for upcoming investment in retail credit business or investors’ funds whose withdrawal is in processing due to settlement time.
[2]	Deposits for borrowings are pledges for secured borrowings (refer to Note 30(a)).
[3]	As of December 31, 2022, 2023 and 2024, deposits held on behalf of platform investors represents funds received from platform investors whose withdraw is in processing due to settlement time.